Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,804,046.02

Principal:
Principal Collections	$26,399,673.18
Prepayments in Full	$15,549,559.47
Liquidation Proceeds	$570,883.99
Recoveries	$21,524.48
Sub Total	$42,541,641.12
Collections	$46,345,687.14

Purchase Amounts:
Purchase Amounts Related to Principal	$312,342.03
Purchase Amounts Related to Interest	$2,508.43
Sub Total	$314,850.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$46,660,537.60

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	10
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$46,660,537.60
Servicing Fee	$928,295.60	$928,295.60	$0.00	$0.00	$45,732,242.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$45,732,242.00
Interest - Class A-2 Notes	$134,191.47	$134,191.47	$0.00	$0.00	$45,598,050.53
Interest - Class A-3 Notes	$312,642.50	$312,642.50	$0.00	$0.00	$45,285,408.03
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$45,138,369.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,138,369.53
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$45,070,895.78
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,070,895.78
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$45,020,909.95
Third Priority Principal Payment	$1,112,905.64	$1,112,905.64	$0.00	$0.00	$43,908,004.31
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$43,844,864.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$43,844,864.31
Regular Principal Payment	$39,401,154.59	$39,401,154.59	$0.00	$0.00	$4,443,709.72
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,443,709.72
Residuel Released to Depositor	$0.00	$4,443,709.72	$0.00	$0.00	$0.00
Total		$46,660,537.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$1,112,905.64
Regular Principal Payment					$39,401,154.59
Total					$40,514,060.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$40,514,060.23	$75.04	$134,191.47	$0.25	$40,648,251.70	$75.29
Class A-3 Notes	$0.00	$0.00	$312,642.50	$0.66	$312,642.50	$0.66
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$40,514,060.23	$25.16	$774,472.05	$0.48	$41,288,532.28	$25.64

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$335,478,667.80	0.6213719	$294,964,607.57	0.5463319
Class A-3 Notes	$474,900,000.00	1.0000000	$474,900,000.00	1.0000000
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,057,648,667.80	0.6568961	$1,017,134,607.57	0.6317332

Pool Information
Weighted Average APR	4.035%	4.023%
Weighted Average Remaining Term	47.45	46.62
Number of Receivables Outstanding	55,270	54,102
Pool Balance	$1,113,954,716.12	$1,070,809,409.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,066,127,001.99	$1,024,965,762.16
Pool Factor	0.6766836	0.6504745

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$16,062,141.14
Yield Supplement Overcollateralization Amount	$45,843,647.28
Targeted Overcollateralization Amount	$53,674,801.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$53,674,801.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	October 2014
Payment Date	11/17/2014
Transaction Month	10

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		114	$312,809.79
(Recoveries)		17	$21,524.48
Net Losses for Current Collection Period			$291,285.31
Cumulative Net Losses Last Collection Period			$1,503,385.28
Cumulative Net Losses for all Collection Periods			$1,794,670.59

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.31%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.03%	513	$10,983,694.49
61-90 Days Delinquent	0.12%	50	$1,241,851.52
91-120 Days Delinquent	0.04%	16	$380,762.11
Over 120 Days Delinquent	0.03%	10	$317,949.20
Total Delinquent Receivables	1.21%	589	$12,924,257.32

Repossession Inventory:
Repossessed in the Current Collection Period		35	$698,099.85
Total Repossessed Inventory		42	$1,058,233.51

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3177%
Preceding Collection Period			0.3187%
Current Collection Period			0.3200%
Three Month Average			0.3188%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1113%
Preceding Collection Period			0.1140%
Current Collection Period			0.1405%
Three Month Average			0.1219%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer